Leases - 2018 Operating Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Other Operating Leases
Long-term Purchase Commitment [Line Items]
Lease expense	$ 66	$ 69
Midwest Generation, LLC
Long-term Purchase Commitment [Line Items]
Leased interest	100.00%
Out-of-market contracts, net			$ 159
Lease expense	$ 14